                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03541

                              Asset Management Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   230 West Monroe Street, Chicago, IL                            60606
--------------------------------------------------------------------------------
   (Address of principal executive offices)                     (Zip code)

   Citi Fund Services, 3435 Stelzer Road, Columbus, OH            43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-527-3713

Date of fiscal year end: 10/31/08

Date of reporting period: 4/30/08

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                        ITEM 1. REPORTS TO STOCKHOLDERS.

                                   [AMF LOGO]

                              ASSET MANAGEMENT FUND
                             230 West Monroe Street
                                Chicago, IL 60606



                                   [AMF LOGO]
                              ASSET MANAGEMENT FUND

                                   MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2008

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                               PERCENTAGE
                                                 OF NET     MATURITY     PRINCIPAL
                                                 ASSETS       DATE        AMOUNT          VALUE
--------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT......................       5.2%
  Bank of America, N.A., 2.89%                                5/5/08   $ 10,000,000   $ 10,000,000
                                                                                      ------------
TOTAL CERTIFICATES OF DEPOSIT                                                           10,000,000
                                                                                      ------------
GOVERNMENT BONDS.............................      20.9%
  Federal Home Loan Bank(a)
     2.05%                                                   6/25/08     25,000,000     24,921,701
     2.04%                                                   6/27/08     15,000,000     14,951,550
                                                                                      ------------
TOTAL GOVERNMENT BONDS                                                                  39,873,251
                                                                                      ------------
REPURCHASE AGREEMENTS........................      73.9%
  Citigroup Repo, 2.00%, (Agreement dated
     4/30/08 to be repurchased at
     $141,317,851 on 5/1/08. Collateralized
     by various Adjustable Rate U.S.
     Government Mortgage-Backed Securities,
     4.46%-5.89%, with a value of
     $144,136,200, due 6/1/34-11/1/37)                                  141,310,000    141,310,000
                                                                                      ------------
TOTAL REPURCHASE AGREEMENTS                                                            141,310,000
                                                                                      ------------
TOTAL INVESTMENTS
  (Cost $191,183,251)........................     100.0%                               191,183,251

LIABILITIES IN EXCESS OF OTHER ASSETS........       0.0%                                   (12,513)
                                                                                      ------------
Net Assets applicable to 191,182,689 Shares
  of Common Stock issued and outstanding.....     100.0%                              $191,170,738
                                                                                      ============
Net Asset Value, Class I offering and
  redemption price per share ($129,704,113 /
  129,715,633)                                                                               $1.00
                                                                                             =====
Net Asset Value, Class D offering and
  redemption price per share ($61,466,625 /
  61,467,056)                                                                                $1.00
                                                                                             =====




--------------------------------------------------------------------------------

   (a) Rate represents the effective yield at purchase.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                             PERCENTAGE
                                               OF NET     MATURITY     PRINCIPAL
                                               ASSETS       DATE        AMOUNT           VALUE
--------------------------------------------------------------------------------------------------

ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*..............................      73.8%
  1 Yr. Constant Maturity Treasury Based
     ARMS..................................       6.8%
     Bear Stearns Adjustable Rate Mortgage
       Trust
       7.70%                                               3/25/31   $  3,060,475   $    3,091,080
     CS First Boston Mortgage Securities
       Corp.
       7.78%                                              11/25/31      1,246,383        1,246,383
       6.47%                                               6/25/32        794,109          797,206
     Fannie Mae
       6.69%                                                7/1/28      5,761,828        6,010,307
       6.34%                                                8/1/29      4,033,548        4,189,848
       6.14%                                                3/1/30      2,321,090        2,407,406
       6.49%                                                1/1/32      7,863,375        8,182,825
       6.02%                                                5/1/33      3,010,200        3,124,964
       6.33%                                                9/1/33      6,783,985        7,072,305
       5.67%                                               5/25/42     11,597,732       11,659,345
     Fannie Mae Grantor Trust
       5.58%                                               5/25/42      6,639,474        6,725,594
     Fannie Mae Whole Loan
       6.42%                                               8/25/42      6,056,807        6,135,370
     Fifth Third Mortgage Loan Trust
       5.56%                                              11/19/32      6,805,286        6,805,286
     Freddie Mac
       6.66%                                               10/1/22      2,375,496        2,446,018
       7.23%                                                8/1/24      2,234,489        2,314,093
       6.52%                                                9/1/27      2,808,172        2,914,356
       6.60%                                               12/1/27      2,646,093        2,746,149
       6.69%                                               12/1/27      2,718,604        2,823,950
       6.55%                                                9/1/28     18,563,980       19,277,533
       6.65%                                                9/1/30      1,952,784        2,026,623
       6.63%                                                7/1/31     12,036,359       12,495,245
     WAMU Mortgage Pass-Through
       Certificates
       5.48%                                               4/25/44      7,941,155        7,921,303
                                                                                    --------------
                                                                                       122,413,189
                                                                                    --------------
  6 Mo. Certificate of Deposit Based ARMS..       0.4%
     Fannie Mae
       5.81%                                                6/1/21      2,484,565        2,479,712
       6.39%                                               12/1/24      4,010,426        4,054,597


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET     MATURITY     PRINCIPAL
                                               ASSETS       DATE        AMOUNT           VALUE
--------------------------------------------------------------------------------------------------
     Freddie Mac
       6.82%                                                1/1/26   $  1,326,141   $    1,344,333
                                                                                    --------------
                                                                                         7,878,642
                                                                                    --------------
  6 Mo. London Interbank Offering Rate
     (LIBOR) Based ARMS....................       5.5%
     Bear Stearns Adjustable Rate Mortgage
       Trust
       7.56%                                               3/25/31        740,998          748,408
     Fannie Mae
       5.09%                                                9/1/27      6,048,740        6,114,495
       4.87%                                                3/1/28      5,592,176        5,609,025
       6.35%                                                6/1/28      1,156,884        1,178,040
       6.30%                                               12/1/32        912,927          912,232
       5.73%                                                9/1/33      2,421,605        2,445,448
       5.98%                                               11/1/33      2,875,821        2,912,700
       6.34%                                               11/1/33      4,076,761        4,078,548
     Freddie Mac
       7.04%                                                9/1/30      6,159,360        6,284,167
     Mastr Adjustable Rate Mortgages Trust
       6.67%                                               1/25/34      1,656,182        1,660,323
     MLCC Mortgage Investors, Inc.
       6.05%                                              10/25/28     11,619,275       11,742,730
     Structured Asset Mortgage Investments,
       Inc.
       5.03%                                               7/19/32      4,247,632        4,295,418
       6.39%                                              11/19/33      5,149,075        5,216,656
       6.52%                                              12/19/33     10,451,195       10,572,037
     Structured Asset Securities Corp.
       6.40%                                               5/25/32      2,515,933        2,519,078
       6.92%                                              11/25/32      3,757,514        3,790,392
       6.94%                                              12/25/32      3,938,599        4,009,986
       7.39%                                               2/25/33      2,845,729        2,891,083
       6.93%                                               3/25/33      3,802,036        3,870,948
       6.08%                                               5/25/33     10,843,712       11,077,530
       7.40%                                               9/25/33      7,397,652        7,524,799
                                                                                    --------------
                                                                                        99,454,043
                                                                                    --------------


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET     MATURITY     PRINCIPAL
                                               ASSETS       DATE        AMOUNT           VALUE
--------------------------------------------------------------------------------------------------
  Cost of Funds Index Based ARMS...........       3.0%
     Fannie Mae
       5.22%                                                8/1/33   $ 18,023,958   $   18,130,975
       4.82%                                               11/1/36     20,484,489       20,606,116
       4.81%                                                6/1/38     14,518,435       14,604,638
                                                                                    --------------
                                                                                        53,341,729
                                                                                    --------------
  HYBRID ARMS..............................      33.4%
     Banc of America Funding Corp.
       4.11%                                               5/25/35     15,101,320       14,601,363
       4.62%                                               2/20/36      5,562,817        5,301,967
     Banc of America Mortgage Securities
       3.89                                                7/25/33      5,451,860        5,350,407
       5.29%                                               4/25/35     18,421,326       17,795,473
       5.25%                                               7/25/35     24,493,986       23,802,943
       5.12%                                              10/25/35     67,620,562       65,454,666
     Bear Stearns Adjustable Rate Mortgage
       Trust
       5.22%                                               8/25/35     13,604,540       13,261,509
     Chase Mortgage Finance Corp.
       5.41%                                               1/25/36     10,456,082       10,262,662
     Countrywide Home Loans
       4.16%                                              11/19/33      4,515,296        4,344,513
       5.99%                                               5/20/36      4,561,264        4,340,280
     First Horizon Alternative Mortgage
       Securities
       5.32%                                               6/25/35      9,435,095        9,240,347
     First Horizon Mortgage Pass-Through
       Trust
       5.31%                                              12/25/34      3,349,367        3,261,279
       5.31%                                               6/25/35     16,903,438       16,308,895
     GMAC Mortgage Corporation Loan Trust
       5.19%                                              11/19/35     21,712,990       21,275,917
     GSR Mortgage Loan Trust
       4.70%                                               5/25/34     36,888,000       36,138,123
       4.60%                                               9/25/35     21,967,247       21,250,030
       5.29%                                              10/25/35     15,802,093       15,065,428
     JP Morgan Mortgage Trust
       4.82%                                               7/25/35     10,393,275        9,934,915
       5.21%                                               9/25/35      2,521,827        2,510,269
     Mastr Adjustable Rate Mortgages Trust
       7.28%                                              10/25/32      1,319,798        1,311,681
     Merrill Lynch Mortgage Investors Trust
       4.95%                                               2/25/34      7,216,356        7,091,893


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET     MATURITY     PRINCIPAL
                                               ASSETS       DATE        AMOUNT           VALUE
--------------------------------------------------------------------------------------------------
     Morgan Stanley Mortgage Loan Trust
       4.81%                                               2/25/34   $  7,864,245   $    7,594,579
       5.06%                                               9/25/34      4,267,810        4,178,205
       5.47%                                               6/25/36     11,463,921       10,933,760
     Provident Funding Mortgage Loan Trust
       4.10%                                               4/25/34      3,889,222        3,822,226
     Residential Accredit Loans, Inc.
       5.51%                                               4/25/35      8,197,370        8,018,278
     Structured Adjustable Rate Mortgage
       Loan Trust
       4.78%                                               5/25/34     11,017,627       10,605,113
       6.09%                                               5/25/36      8,931,135        8,570,541
     WAMU Mortgage Pass-Through
       Certificates
       4.40%                                               6/25/33      3,516,227        3,242,653
       5.35%                                               1/25/37    107,783,786      105,249,470
     Wells Fargo Mortgage Backed Securities
       Trust
       3.54%                                               9/25/34      9,469,785        9,140,268
       4.56%                                              11/25/34     14,679,616       14,271,780
       4.00%                                              12/25/34     18,865,511       18,428,434
       5.04%                                               4/25/35     64,682,839       62,062,946
       5.13%                                               3/25/36     19,921,114       19,107,805
       5.63%                                               5/25/36      9,967,860        9,547,480
                                                                                    --------------
                                                                                       602,678,098
                                                                                    --------------
MONTHLY London Interbank Offering Rate
  (LIBOR) Collateralized Mortgage
  Obligations..............................      24.7%
     Adjustable Rate Mortgage Trust
       3.09%                                               3/25/37     19,702,902       14,374,769
     Banc of America Funding Corp.
       3.09%                                               2/20/47     10,781,000        9,864,615
     Fannie Mae
       3.13%                                               9/18/31      4,849,777        4,771,586
     Greenpoint Mortgage Funding Trust
       3.21%                                              10/25/45     13,749,389       13,663,455
     GSR Mortgage Loan Trust
       3.25%                                               3/25/32      2,487,797        2,419,155
     Indymac INDX Mortgage Loan Trust
       3.20%                                               2/25/37     11,797,000        7,078,200
       3.22%                                               2/25/37      4,857,000        2,525,640
       3.25%                                               2/25/37      3,470,000        1,804,400


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET     MATURITY     PRINCIPAL
                                               ASSETS       DATE        AMOUNT           VALUE
--------------------------------------------------------------------------------------------------
     JP Morgan Alternative Loan Trust
       3.12%                                              11/25/36   $  7,060,912   $    6,354,820
       3.21%                                              11/25/36     15,968,000        8,333,220
     Lehman XS Trust
       3.06%                                               3/25/37     93,036,090       87,192,261
     Merrill Lynch Mortgage Investors Trust
       3.09%                                               7/25/36      8,374,712        8,319,753
     Morgan Stanley Mortgage Loan Trust
       3.13%                                               8/25/36     24,893,211       17,425,248
       3.13%                                               9/25/36      9,635,942        8,768,707
       3.13%                                              10/25/36     11,391,843        9,113,475
       3.15%                                              11/25/36     17,768,392       16,169,237
     Nomura Asset Acceptance Corp.
       3.25%                                              12/25/35      6,438,116        4,263,477
     Residential Accredit Loans, Inc.
       3.12%                                               7/25/36     20,646,573       18,788,382
     Structured Adjustable Rate Mortgage
       Loan Trust
       3.11%                                               2/25/37     12,806,270       11,397,580
     Thornburg Mortgage Securities Trust
       3.03%                                               7/25/36     68,958,515       68,031,885
       3.08%                                               9/25/46     52,061,512       51,410,743
     Wells Fargo Mortgage Backed Securities
       Trust
       3.40%                                               6/25/37     38,144,430       37,858,347
       3.40%                                               6/25/37     34,577,091       34,317,763
                                                                                    --------------
                                                                                       444,246,718
                                                                                    --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES                                                                         1,330,012,419
                                                                                    --------------
FIXED RATE MORTGAGE- RELATED SECURITIES....      21.0%
  Collateralized Mortgage Obligations......      21.0%
     Countrywide Home Loans
       6.00%                                               2/25/37     25,729,283       25,174,495
     Fannie Mae
       4.35%                                               3/25/34     30,534,256       30,650,364
       4.50%                                               3/25/35     19,322,009       19,245,787
       4.35%                                               9/25/36     53,913,758       52,740,332
       4.25%                                               2/25/37     61,743,107       59,588,641
       4.25%                                               4/25/37     43,141,239       41,844,256
       4.25%                                               5/25/37     58,157,374       58,002,238


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET     MATURITY     PRINCIPAL
                                               ASSETS       DATE        AMOUNT           VALUE
--------------------------------------------------------------------------------------------------
     Freddie Mac
       4.25%                                              12/15/36   $ 58,075,265   $   57,939,012
     Prime Mortgage Trust
       5.25%                                               1/25/34      9,129,664        8,862,779
     Residential Accredit Loans, Inc.
       6.00%                                              12/25/35     13,994,346       12,587,128
     Residential Asset Securitization Trust
       5.50%                                               9/25/35     12,016,136       12,015,176
                                                                                    --------------
TOTAL FIXED RATE MORTGAGE-RELATED
  SECURITIES                                                                           378,650,208
                                                                                    --------------
REPURCHASE AGREEMENTS......................       5.1%
  Citigroup Repo, 2.00%, (Agreement dated
     4/30/08 to be repurchased at
     $90,599,033 on 5/1/08. Collateralized
     by various Adjustable Rate U.S.
     Government Mortgage-Backed Securities,
     3.98%-5.75%, with a value of
     $92,405,880, due 10/1/23-10/1/36)                                 90,594,000       90,594,000
                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS                                                             90,594,000
                                                                                    --------------
TOTAL INVESTMENTS
  (Cost $1,856,818,865)....................      99.9%                               1,799,256,627
OTHER ASSETS IN EXCESS OF LIABILITIES......       0.1%                                   2,340,376
                                                                                    --------------
Net Assets applicable to 192,590,169 Shares
  of Common Stock issued and outstanding...     100.0%                              $1,801,597,003
                                                                                    ==============
Net Asset Value, offering and redemption
  price per share ($1,801,597,003 /
  192,590,169)                                                                               $9.35
                                                                                             =====




--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2008.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                               PERCENTAGE
                                                 OF NET     MATURITY    PRINCIPAL
                                                 ASSETS       DATE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------


ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*................................      85.3%
  1 Yr. Constant Maturity Treasury Based
     ARMS....................................      21.6%
     Fannie Mae
       6.64%                                                 10/1/28   $   940,536   $    979,921
       6.70%                                                 12/1/30     2,286,377      2,391,407
       6.49%                                                  1/1/32     7,802,776      8,119,764
       6.51%                                                  7/1/33     3,305,968      3,440,273
       6.38%                                                 12/1/33     1,490,643      1,550,269
     Freddie Mac
       6.59%                                                 11/1/28       758,813        787,980
       7.04%                                                  1/1/29     2,827,917      2,952,523
       6.51%                                                  7/1/30     2,854,162      2,968,329
       6.42%                                                  9/1/30       408,615        422,023
       6.83%                                                  8/1/31     5,594,082      5,837,075
     Fund America Investors Corp. II
       6.46%                                                 6/25/23     2,059,998      2,054,848
     WAMU Mortgage Pass-Through Certificates
       5.48%                                                 4/25/44     1,221,717      1,218,662
                                                                                     ------------
                                                                                       32,723,074
                                                                                     ------------
  6 Mo. London Interbank Offering Rate
     (LIBOR) Based ARMS......................       2.0%
     Structured Adjustable Rate Mortgage Loan
       Trust
       6.51%                                                 8/25/34     1,772,047      1,791,982
     Structured Asset Securities Corp.
       6.92%                                                11/25/32       598,961        604,201
       6.92%                                                11/25/32       598,961        604,202
                                                                                     ------------
                                                                                        3,000,385
                                                                                     ------------
  Cost of Funds Index Based ARMS.............       0.7%
     Regal Trust IV
       5.47%                                                 9/29/31       642,488        640,205
     Ryland Mortgage Securities Corp.
       6.12%                                                10/25/23       377,318        377,318
                                                                                     ------------
                                                                                        1,017,523
                                                                                     ------------


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                               PERCENTAGE
                                                 OF NET     MATURITY    PRINCIPAL
                                                 ASSETS       DATE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------

  HYBRID ARMS................................      47.2%
     Adjustable Rate Mortgage Trust
       4.90%                                                10/25/35   $ 2,075,000   $  2,014,837
       5.07%                                                 3/25/36     1,526,865      1,517,269
     Banc of America Funding Corp.
       5.06%                                                 5/20/35     5,886,846      5,735,428
       4.62%                                                 2/20/36     1,917,973      1,818,884
     Banc of America Mortgage Securities
       6.34%                                                 1/20/38     4,704,010      4,422,170
     Bear Stearns Adjustable Rate Mortgage
       Trust
       4.85%                                                10/25/35     5,726,790      5,489,948
     GSR Mortgage Loan Trust
       5.22%                                                 1/25/36     4,972,493      4,740,522
     Indymac INDX Mortgage Loan Trust
       5.09%                                                11/25/35     7,150,153      6,916,007
       5.99%                                                 9/25/36     5,388,676      5,332,666
     Morgan Stanley Mortgage Loan Trust
       5.47%                                                 6/25/36     3,959,973      3,776,837
     Mortgageit Trust
       4.75%                                                 5/25/35     1,429,002      1,385,310
       4.75%                                                 5/25/35       892,346        862,161
     Sequoia Mortgage Trust
       4.08%                                                 4/20/35     1,740,000      1,698,171
     Structured Adjustable Rate Mortgage Loan
       Trust
       5.67%                                                 4/25/35     3,977,479      3,907,650
       5.75%                                                10/25/35     6,364,092      6,134,400
     WAMU Mortgage Pass-Through Certificates
       6.55%                                                 2/25/33       445,354        443,124
       5.35%                                                 1/25/37     6,293,944      6,145,954
     Wells Fargo Mortgage Backed Securities
       Trust
       4.37%                                                 5/25/35     1,941,832      1,900,189
       4.11%                                                 6/25/35     7,480,914      7,238,569
                                                                                     ------------
                                                                                       71,480,096
                                                                                     ------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations Adjustable Rate Mortgage
     Trust...................................      13.8%
       3.17%                                                11/25/35     3,469,182      3,445,332
     Bear Stearns Alt-A Trust
       3.12%                                                 8/25/36     6,538,075      6,080,409


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                               PERCENTAGE
                                                 OF NET     MATURITY    PRINCIPAL
                                                 ASSETS       DATE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------

     Morgan Stanley Mortgage Loan Trust
       2.99%                                                 6/25/36   $ 3,101,531   $  2,975,329
     Sequoia Mortgage Trust
       3.11%                                                 9/20/33     2,449,070      2,400,088
     Structured Asset Mortgage Investments,
       Inc.
       4.00%                                                 2/19/35     1,889,757      1,880,309
     Structured Asset Securities Corp.
       4.15%                                                 3/25/33       907,089        907,089
       4.25%                                                 5/25/33     1,567,725      1,567,725
       4.10%                                                11/25/33     1,566,277      1,566,277
                                                                                     ------------
                                                                                       20,822,558
                                                                                     ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES                                                                          129,043,636
                                                                                     ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.......      12.2%
  Collateralized Mortgage Obligations........      12.2%
     Fannie Mae
       4.25%                                                 4/25/37     8,181,846      7,935,870
     Morgan Stanley Mortgage Loan Trust
       6.00%                                                 8/25/37    10,620,000     10,610,044
                                                                                     ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES                                           18,545,914
                                                                                     ------------
REPURCHASE AGREEMENTS........................       2.2%
  Citigroup Repo, 2.00%, (Agreement dated
     4/30/08 to be repurchased at $3,372,187
     on 5/1/08. collateralized by an
     Adjustable Rate U.S. Government
     Mortgage-Backed Security, 5.51%, with a
     value of $3,439,441, due 2/1/37)                                    3,372,000      3,372,000
                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS                                                             3,372,000
                                                                                     ------------
TOTAL INVESTMENTS
  (Cost $152,150,732)........................      99.7%                              150,961,550
OTHER ASSETS IN EXCESS OF LIABILITIES........       0.3%                                  397,354
                                                                                     ------------
Net Assets applicable to 16,119,880 Shares of
  Common Stock issued and outstanding........     100.0%                             $151,358,904
                                                                                     ============
Net Asset Value, offering and redemption
  price per share ($151,358,904 /16,119,880)                                                $9.39
                                                                                            =====




--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2008.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                                 PERCENTAGE
                                                   OF NET     MATURITY    PRINCIPAL
                                                   ASSETS       DATE        AMOUNT         VALUE
---------------------------------------------------------------------------------------------------


ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...      32.0%
  1 Yr. Constant Maturity Treasury Based ARMS..      17.9%
     Fannie Mae
       6.12%                                                    5/1/26   $ 2,205,061   $  2,291,885
       6.97%                                                    5/1/31     2,311,816      2,412,235
       6.49%                                                    1/1/32     8,669,751      9,021,960
     Freddie Mac
       6.73%                                                    5/1/18       468,669        484,926
       6.71%                                                    3/1/27     1,240,532      1,288,603
       6.83%                                                    8/1/31     6,441,508      6,721,311
                                                                                       ------------
                                                                                         22,220,920
                                                                                       ------------
  HYBRID ARMS..................................      14.1%
     Adjustable Rate Mortgage Trust
       5.12%                                                  10/25/35     1,735,250      1,726,994
     Banc of America Funding Corp.
       5.06%                                                   5/20/35     3,924,564      3,823,619
     Bear Stearns Adjustable Rate Mortgage
       Trust
       4.85%                                                  10/25/35     2,598,486      2,512,473
     Indymac INDX Mortgage Loan Trust
       5.52%                                                   7/25/35     4,168,163      4,074,674
       5.43%                                                   9/25/35     1,542,185      1,535,464
     WAMU Mortgage Pass-Through Certificates
       5.35%                                                   1/25/37     3,933,715      3,841,221
                                                                                       ------------
                                                                                         17,514,445
                                                                                       ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES                                                                             39,735,365
                                                                                       ------------


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                 PERCENTAGE
                                                   OF NET     MATURITY    PRINCIPAL
                                                   ASSETS       DATE        AMOUNT         VALUE
---------------------------------------------------------------------------------------------------

FIXED RATE MORTGAGE-RELATED SECURITIES.........      37.1%
  15 Yr. Securities............................       0.1%
     Freddie Mac
       8.00%                                                  12/17/15   $   171,105   $    173,159
                                                                                       ------------
  Collateralized Mortgage Obligations..........      37.0%
     Fannie Mae
       4.35%                                                   3/25/34     3,966,573      3,981,656
       4.35%                                                   9/25/36    11,552,948     11,301,500
       4.25%                                                   4/25/37     4,090,923      3,967,935
     Freddie Mac
       4.50%                                                   4/15/19     7,000,000      6,750,625
       4.50%                                                   6/15/19    10,000,000      9,750,000
       4.50%                                                   3/15/22     6,496,000      6,234,130
       4.25%                                                  12/15/36     3,912,426      3,903,246
                                                                                       ------------
                                                                                         45,889,092
                                                                                       ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES                                             46,062,251
                                                                                       ------------
U.S. TREASURY OBLIGATIONS......................      12.5%
     U.S. Treasury Notes
       4.88%                                                   5/15/09     3,000,000      3,089,472
       4.50%                                                   5/15/10     2,000,000      2,090,938
       2.88%                                                   1/31/13     5,000,000      4,969,336
       4.75%                                                   5/15/14     3,000,000      3,262,266
       4.25%                                                  11/15/14     2,000,000      2,115,469
                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                          15,527,481
                                                                                       ------------
REPURCHASE AGREEMENTS..........................      17.8%
  Citigroup Repo, 2.00%, (Agreement dated
     4/30/08 to be repurchased at $22,052,225
     on 5/1/08. Collateralized by Adjustable
     Rate U.S. Government Mortgage-Backed
     Security, 5.18%, with a value of
     $22,492,021, due 10/1/37)                                            22,051,000     22,051,000
                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS                                                              22,051,000
                                                                                       ------------
TOTAL INVESTMENTS
  (Cost $123,552,481)..........................      99.4%                              123,376,097

OTHER ASSETS IN EXCESS OF LIABILITIES..........       0.6%                                  713,755
                                                                                       ------------
Net Assets applicable to 12,019,138 Shares of
  Common Stock issued and outstanding..........     100.0%                             $124,089,852
                                                                                       ============
Net Asset Value, offering and redemption price
  per share ($124,089,852 /12,019,138)                                                       $10.32
                                                                                             ======




--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2008.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                               PERCENTAGE
                                                 OF NET     MATURITY    PRINCIPAL
                                                 ASSETS       DATE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------


ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*................................      52.7%
  1 Yr. Constant Maturity Treasury Based
     ARMS....................................       3.7%
     Countrywide Home Loans
       6.75%                                                 1/20/35   $ 2,719,583   $  2,702,585
     Lehman XS Trust
       4.79%                                                11/25/35     4,607,010      3,623,704
                                                                                     ------------
                                                                                        6,326,289
                                                                                     ------------
  HYBRID ARMS................................      43.8%
     Adjustable Rate Mortgage Trust
       5.27%                                                10/25/35     8,457,400      8,119,721
     Banc of America Mortgage Securities
       6.67%                                                 3/25/33       651,538        630,288
       5.86%                                                 4/25/33        61,488         60,535
     Bear Stearns Adjustable Rate Mortgage
       Trust
       4.85%                                                10/25/35    11,673,243     11,286,844
     Countrywide Alternative Loan Trust
       5.16%                                                12/25/34     6,357,553      6,200,555
     Countrywide Home Loans
       4.93%                                                12/25/33     3,142,061      3,040,599
       5.38%                                                11/25/35     6,793,947      6,300,405
     CS First Boston Mortgage Securities
       Corp.
       5.26%                                                 6/25/33       494,206        488,475
     First Horizon Alternative Mortgage
       Securities
       5.45%                                                 7/25/35    10,619,628     10,406,725
     GSR Mortgage Loan Trust
       5.22%                                                 1/25/36     4,723,868      4,503,496
     JP Morgan Mortgage Trust
       4.96%                                                 8/25/35     3,810,194      3,660,559
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.48%                                                 4/25/34     7,160,085      7,024,053
       5.54%                                                 6/25/36     9,486,440      9,271,380
     Wells Fargo Mortgage Backed Securities
       Trust
       6.14%                                                12/25/36     4,198,584      3,953,838
                                                                                     ------------
                                                                                       74,947,473
                                                                                     ------------
MONTHLY London Interbank Offering Rate
  (LIBOR)
  Collateralized Mortgage Obligations........       5.2%
     Banc of America Funding Corp.
       3.11%                                                 2/20/47     4,121,234      2,720,015
       3.14%                                                 2/20/47     3,434,999      2,060,999


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                               PERCENTAGE
                                                 OF NET     MATURITY    PRINCIPAL
                                                 ASSETS       DATE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------

     Impac CMB Trust
       3.92%                                                 6/25/33   $ 2,247,862   $  1,532,575
     Merrill Lynch Alternative Note Asset
       3.20%                                                 1/25/37     3,103,829        310,383
     Structured Adjustable Rate Mortgage Loan
       Trust
       3.19%                                                 2/25/37     2,308,159        807,856
       3.22%                                                 2/25/37     2,967,633        741,908
       3.26%                                                 2/25/37     3,297,370        741,908
                                                                                     ------------
                                                                                        8,915,644
                                                                                     ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES                                                                           90,189,406
                                                                                     ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.......      41.5%
  15 Yr. Securities..........................       4.0%
     Fannie Mae
       7.00%                                                  3/1/15       609,890        635,750
       7.00%                                                  3/1/15       335,416        349,319
       7.00%                                                  3/1/15       318,742        331,634
       7.50%                                                 11/1/15       455,009        480,280
       6.50%                                                  1/1/16       458,072        476,878
       6.00%                                                  6/1/16     1,189,346      1,226,745
       6.00%                                                  7/1/17     1,246,135      1,285,320
       6.00%                                                  7/1/17       640,662        660,808
     Freddie Mac
       7.50%                                                  1/1/10       127,622        129,822
       6.00%                                                  6/1/17     1,294,971      1,335,894
                                                                                     ------------
                                                                                        6,912,450
                                                                                     ------------
  30 Yr. Securities..........................      11.6%
     Fannie Mae
       5.50%                                                  2/1/38     8,357,843      8,409,427
       5.00%                                                  3/1/38     9,539,253      9,382,004
       5.00%                                                  3/1/38     2,023,797      1,990,435
                                                                                     ------------
                                                                                       19,781,866
                                                                                     ------------
  Collateralized Mortgage Obligations........      25.9%
     Countrywide Alternative Loan Trust
       5.50%                                                12/25/35     6,825,674      6,048,445
     Credit Suisse Mortgage Capital
       Certificates
       6.00%                                                 2/25/37     5,586,413      5,114,728
       6.00%                                                 2/25/37     1,046,557        958,192


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                               PERCENTAGE
                                                 OF NET     MATURITY    PRINCIPAL
                                                 ASSETS       DATE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------

     Fannie Mae
       4.00%                                                10/25/32   $ 5,116,863   $  5,051,229
       5.00%                                                 9/25/35     2,721,627      2,719,102
       4.25%                                                 4/25/37     3,909,938      3,792,391
     First Horizon Alternative Mortgage
       Securities 6.00%                                      7/25/36     4,101,487      3,790,795
       6.00%                                                 7/25/36     3,217,410      2,427,100
     Freddie Mac
       5.00%                                                 2/15/30     8,537,798      8,475,299
     Residential Funding Mortgage Securities
       I
       6.00%                                                 1/25/37     6,594,739      6,016,392
                                                                                     ------------
                                                                                       44,393,673
                                                                                     ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES                                           71,087,989
                                                                                     ------------
U.S. TREASURY OBLIGATIONS....................       1.7%
     U.S. Treasury Notes
       3.88%                                                 2/15/13     1,434,000      1,490,128
       4.25%                                                11/15/17     1,434,000      1,488,727
                                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                         2,978,855
                                                                                     ------------
REPURCHASE AGREEMENTS........................       4.1%
  Citigroup Repo, 2.00%, (Agreement dated
     4/30/08 to be repurchased at $70 on
     5/1/08. Collateralized by an Adjustable
     Rate U.S. Government Mortgage-Backed
     Security, 5.25%, with a value of
     $7,138,980, due 1/1/36)                                             6,999,000      6,999,000
                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS                                                             6,999,000
                                                                                     ------------
TOTAL INVESTMENTS
  (Cost $188,872,606)........................     100.0%                              171,255,250
OTHER ASSETS IN EXCESS OF LIABILITIES........       0.0%                                   53,067
                                                                                     ------------
Net Assets applicable to 20,425,023 Shares of
  Common Stock issued and outstanding........     100.0%                             $171,308,317
                                                                                     ============
Net Asset Value, offering and redemption
  price per share ($171,308,317 / 20,425,023)                                               $8.39
                                                                                            =====




--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2008.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                                PERCENTAGE
                                                  OF NET     MATURITY    PRINCIPAL
                                                  ASSETS       DATE        AMOUNT        VALUE
-------------------------------------------------------------------------------------------------


ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*.................................      31.0%
  HYBRID ARMS.................................      20.2%
     GSR Mortgage Loan Trust
       5.22%                                                  1/25/36   $ 4,972,493   $ 4,740,522
       5.68%                                                  4/25/36     4,021,106     3,816,762
     Indymac INDX Mortgage Loan Trust
       5.19%                                                 11/25/35     3,723,751     3,477,429
       5.74%                                                  3/25/37     4,370,090     4,254,993
     Wells Fargo Mortgage Backed Securities
       Trust
       5.12%                                                  9/25/35     1,056,000       986,638
                                                                                      -----------
                                                                                       17,276,344
                                                                                      -----------
MONTHLY London Interbank Offering Rate (LIBOR)
  Collateralized Mortgage Obligations.........      10.8%
     Fannie Mae
       3.31%                                                  2/25/37     9,580,513     9,248,670
                                                                                      -----------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES                                                                           26,525,014
                                                                                      -----------
FIXED RATE MORTGAGE-RELATED SECURITIES........      66.6%
  15 Yr. Securities...........................       0.7%
     Fannie Mae
       7.00%                                                   3/1/15       559,097       581,710
                                                                                      -----------
  30 Yr. Securities...........................      19.8%
     Fannie Mae
       5.50%                                                   7/1/37    10,412,844    10,480,365
       5.00%                                                   3/1/38     4,971,914     4,889,955
     Government National Mortgage Association
       7.50%                                                  2/15/24       332,640       355,223
       7.00%                                                  4/15/27       299,142       317,605
       6.00%                                                  1/15/29       808,647       838,574
                                                                                      -----------
                                                                                       16,881,722
                                                                                      -----------


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET     MATURITY    PRINCIPAL
                                                  ASSETS       DATE        AMOUNT        VALUE
-------------------------------------------------------------------------------------------------

  Collateralized Mortgage Obligations.........      46.1%
     Fannie Mae
       5.00%                                                  9/25/32   $13,929,000   $13,814,898
       4.00%                                                  1/25/33       778,292       769,436
       5.50%                                                 12/25/36     8,573,000     8,179,022
       4.25%                                                  4/25/37     4,090,923     3,967,935
     Freddie Mac
       4.50%                                                  4/15/19     8,000,000     7,715,000
       4.00%                                                  3/15/33     1,041,641     1,021,206
       4.25%                                                 12/15/36     3,912,426     3,903,246
                                                                                      -----------
                                                                                       39,370,743
                                                                                      -----------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES                                           56,834,175
                                                                                      -----------
REPURCHASE AGREEMENTS.........................       2.3%
     Citigroup Repo, 2.00%, (Agreement dated
       4/30/08 to be repurchased at $1,981,110
       on 5/1/08. Collateralized by an
       Adjustable Rate U.S. Government
       Mortgage-Backed Security, 5.50%, with a
       value of $2,020,620, due 10/20/36)                                 1,981,000     1,981,000
                                                                                      -----------
TOTAL REPURCHASE AGREEMENTS                                                             1,981,000
                                                                                      -----------
TOTAL INVESTMENTS
  (Cost $86,250,098)..........................      99.9%                              85,340,189
OTHER ASSETS IN EXCESS OF LIABILITIES.........       0.1%                                  84,291
                                                                                      -----------
Net Assets applicable to 8,475,836 Shares of
  Common Stock issued and outstanding.........     100.0%                             $85,424,480
                                                                                      ===========
Net Asset Value, offering and redemption price
  per share ($85,424,480 / 8,475,836)                                                      $10.08
                                                                                           ======




--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2008.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                                 PERCENTAGE
                                                   OF NET
                                                   ASSETS                     SHARES       VALUE
---------------------------------------------------------------------------------------------------


COMMON STOCKS..................................      94.9%
  Advertising..................................       3.0%
     Omnicom Group, Inc.                                                       32,000   $ 1,527,680
                                                                                        -----------
  Automotive...................................       2.3%
     Harley-Davidson, Inc.                                                     30,000     1,147,500
                                                                                        -----------
  Banks........................................       3.5%
     Wells Fargo & Co.                                                         60,000     1,785,000
                                                                                        -----------
  Beverages Non-Alcoholic......................       8.9%
     PepsiCo, Inc.                                                             32,000     2,192,960
     Coca-Cola Co.                                                             39,000     2,295,930
                                                                                        -----------
                                                                                          4,488,890
                                                                                        -----------
  Building Products............................       3.1%
     Home Depot, Inc.                                                          55,000     1,584,000
                                                                                        -----------
  Business Services............................       3.9%
     Automatic Data Processing, Inc.                                           45,000     1,989,000
                                                                                        -----------
  Computer Hardware............................       5.5%
     Cisco Systems, Inc.(a)                                                    68,000     1,743,520
     Dell, Inc.(a)                                                             55,000     1,024,650
                                                                                        -----------
                                                                                          2,768,170
                                                                                        -----------
  Computer Software & Services.................       8.0%
     International Business Machines Corp.                                     17,000     2,051,900
     Microsoft Corp.                                                           70,000     1,996,400
                                                                                        -----------
                                                                                          4,048,300
                                                                                        -----------
  Consumer Non-Durable.........................       4.7%
     Procter & Gamble Co.                                                      35,000     2,346,750
                                                                                        -----------
  Distributor-Consumer Products................       3.0%
     Sysco Corp.                                                               50,000     1,528,500
                                                                                        -----------
  Diversified Manufacturing....................      11.3%
     3M Co.                                                                    23,000     1,768,700
     General Electric Co.                                                      72,000     2,354,400
     Illinois Tool Works, Inc.                                                 30,000     1,568,700
                                                                                        -----------
                                                                                          5,691,800
                                                                                        -----------


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                 PERCENTAGE
                                                   OF NET
                                                   ASSETS                     SHARES       VALUE
---------------------------------------------------------------------------------------------------

  Financial Services...........................       2.9%
     American Express Co.                                                      30,000   $ 1,440,600
                                                                                        -----------
  Health Care..................................      10.1%
     Abbott Laboratories                                                       23,000     1,213,250
     Johnson & Johnson                                                         38,000     2,549,420
     UnitedHealth Group, Inc.                                                  40,000     1,305,200
                                                                                        -----------
                                                                                          5,067,870
                                                                                        -----------
  Insurance....................................       8.0%
     American International Group, Inc.                                        35,000     1,617,000
     Berkshire Hathaway, Inc.(a)                                                   18     2,409,300
                                                                                        -----------
                                                                                          4,026,300
                                                                                        -----------
  Medical Instruments..........................       3.4%
     Medtronic, Inc.                                                           35,000     1,703,800
                                                                                        -----------
  Oil & Gas....................................       2.8%
     Exxon Mobil Corp.                                                         15,000     1,396,050
                                                                                        -----------
  Retail.......................................       8.0%
     Staples, Inc.                                                             70,000     1,519,000
     Wal-Mart Stores, Inc.                                                     43,000     2,493,140
                                                                                        -----------
                                                                                          4,012,140
                                                                                        -----------
  Transportation & Shipping....................       2.5%
     FedEx Corp.                                                               13,000     1,246,310
                                                                                        -----------
TOTAL COMMON STOCKS                                                                      47,798,660
                                                                                        -----------
CASH EQUIVALENTS...............................       4.9%
  Money Market Mutual Funds....................       4.9%
     Vanguard Admiral Treasury Money Market
       Fund                                                                   266,377       266,377
     Vanguard Federal Money Market Fund                                     2,180,903     2,180,903
                                                                                        -----------
TOTAL CASH EQUIVALENTS                                                                    2,447,280
                                                                                        -----------
TOTAL INVESTMENTS
  (Cost $40,200,302)...........................      99.8%                               50,245,940
OTHER ASSETS IN EXCESS OF LIABILITIES..........       0.2%                                  123,299
                                                                                        -----------
Net Assets applicable to 5,828,685 Shares of
  Common
  Stock issued and outstanding.................     100.0%                              $50,369,239
                                                                                        ===========
Net Asset Value, offering and redemption price
  per share ($50,369,239 / 5,828,685)                                                         $8.64
                                                                                              =====




--------------------------------------------------------------------------------
(a) Non-income producing security.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


                                                          ULTRA                     SHORT                     U.S.        LARGE
                                             MONEY        SHORT        ULTRA        U.S.     INTERMEDIATE  GOVERNMENT      CAP
                                            MARKET      MORTGAGE       SHORT     GOVERNMENT    MORTGAGE     MORTGAGE     EQUITY
                                             FUND         FUND          FUND        FUND         FUND         FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest income....................  $4,218,270  $ 52,795,103  $ 5,010,247  $3,288,991  $  5,524,225  $3,148,526  $        --
     Dividend income....................          --            --           --          --            --          --      515,932
                                          ----------  ------------  -----------  ----------  ------------  ----------  -----------
       Total investment income..........   4,218,270    52,795,103    5,010,247   3,288,991     5,524,225   3,148,526      515,932
                                          ----------  ------------  -----------  ----------  ------------  ----------  -----------
     Operating expenses:
       Investment advisory..............     176,242     4,467,266      397,836     163,454       340,556     145,432      168,361
       Distribution -- Class I Shares...     122,697     2,481,808      221,020      98,073       145,954      87,260       64,754
       Distribution -- Class D Shares...     214,178            --           --          --            --          --           --
       Fund accounting..................          --         3,185        1,456       1,063         2,548       1,942          765
       Administration...................      35,249       247,156       26,523      19,615        29,191      17,452        7,771
       Custodian........................      17,238        93,471       14,214      11,732        18,512      13,680        3,702
       Transfer agent...................      13,146        28,641        3,425       2,333         1,605       1,272        1,307
       Chief Compliance Officer.........       4,062        45,773        4,186       2,912         5,096       3,145        4,095
       Trustees.........................       6,184        50,735        4,672       3,261         5,251       3,092           --
       Other............................      18,253       211,150       27,090       6,989        25,690      23,301       10,283
                                          ----------  ------------  -----------  ----------  ------------  ----------  -----------
       Total expenses before fee
          reductions....................     607,249     7,629,185      700,422     309,432       574,403     296,576      261,038
                                          ----------  ------------  -----------  ----------  ------------  ----------  -----------
       Expenses reduced by Investment
          Adviser.......................    (156,397)   (1,985,458)    (176,817)         --       (97,301)         --           --
       Expenses reduced by Distributor..     (99,644)     (992,711)     (88,407)         --            --          --      (25,901)
                                          ----------  ------------  -----------  ----------  ------------  ----------  -----------
          Net expenses..................     351,208     4,651,016      435,198     309,432       477,102     296,576      235,137
                                          ----------  ------------  -----------  ----------  ------------  ----------  -----------
          Net investment income.........   3,867,062    48,144,087    4,575,049   2,979,559     5,047,123   2,851,950      280,795
                                          ----------  ------------  -----------  ----------  ------------  ----------  -----------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) FROM INVESTMENT
  ACTIVITIES:
     Realized gains/(losses) from
       investment transactions..........          --    (4,307,452)  (3,236,596)   (241,192)   (2,379,937)    761,566    2,447,944
     Realized gains/(losses) from
       redemptions in-kind..............          --            --           --          --      (587,496)         --           --
     Change in unrealized
       appreciation/depreciation on
       investments......................          --   (48,800,646)    (582,656)     73,850   (12,942,818)   (955,049)  (7,044,739)
                                          ----------  ------------  -----------  ----------  ------------  ----------  -----------
     Net realized/unrealized
       gains/(losses) from investment
       activities.......................          --   (53,108,098)  (3,819,252)   (167,342)  (15,910,251)   (193,483)  (4,596,795)
                                          ----------  ------------  -----------  ----------  ------------  ----------  -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................  $3,867,062  $ (4,964,011) $   755,797  $2,812,217  $(10,863,128) $2,658,467  $(4,316,000)
                                          ==========  ============  ===========  ==========  ============  ==========  ===========

----------------------------------------------------------------------------------------------------------------------------------




See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS




--------------------------------------------------------------------------------


                                                             MONEY MARKET FUND
                                                    ----------------------------------
                                                    SIX MONTHS ENDED
                                                     APRIL 30, 2008      YEAR ENDED
                                                       (UNAUDITED)    OCTOBER 31, 2007
--------------------------------------------------------------------------------------

Increase (decrease) in net assets:
  Operations:
     Net investment income........................    $   3,867,062     $   9,130,122
     Net realized (loss) from investment
       transactions...............................               --              (407)
                                                      -------------     -------------
       Change in net assets resulting from
          operations..............................        3,867,062         9,129,715
                                                      -------------     -------------
  Dividends paid to stockholders:
     From net investment income:
       Class I Stockholders.......................       (2,763,550)       (7,063,436)
       Class D Stockholders.......................       (1,103,512)       (2,066,686)
                                                      -------------     -------------
       Total dividends paid to stockholders.......       (3,867,062)       (9,130,122)
                                                      -------------     -------------
  Capital Transactions:
     Class I Shares:
       Proceeds from sale of shares...............      488,076,890       697,711,439
       Shares issued to stockholders in
          reinvestment of dividends...............        2,130,169         5,311,340
       Cost of shares repurchased.................     (492,222,790)     (681,323,464)
     Class D Shares:
       Proceeds from sale of shares...............      268,387,599       515,475,607
       Shares issued to stockholders in
          reinvestment of dividends...............          919,895         1,436,058
       Cost of shares repurchased.................     (265,998,272)     (489,935,433)
                                                      -------------     -------------
       Change in net assets from capital
          transactions............................        1,293,491        48,675,547
                                                      -------------     -------------
       Change in net assets.......................        1,293,491        48,675,140
Net Assets:
  Beginning of period.............................      189,877,247       141,202,107
                                                      -------------     -------------
  End of period...................................    $ 191,170,738     $ 189,877,247
                                                      =============     =============
Accumulated Net Investment Income (loss)..........    $          --     $          --
                                                      =============     =============




--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS



--------------------------------------------------------------------------------


                                           ULTRA SHORT MORTGAGE FUND            ULTRA SHORT FUND
                                       ----------------------------------------------------------------
                                       SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                        APRIL 30, 2008     OCTOBER 31,    APRIL 30, 2008    OCTOBER 31,
                                          (UNAUDITED)         2007          (UNAUDITED)        2007
-------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets:
  Operations:
     Net investment income...........   $   48,144,087   $  116,825,860    $  4,575,049    $ 10,577,060
     Net realized gains/(losses) from
       investment transactions.......       (4,307,452)      (3,606,862)     (3,236,596)     (1,057,532)
     Change in unrealized
       appreciation/depreciation on
       investments...................      (48,800,646)     (12,892,361)       (582,656)     (1,390,736)
                                        --------------   --------------    ------------    ------------
       Change in net assets resulting
          from operations............       (4,964,011)     100,326,637         755,797       8,128,792
                                        --------------   --------------    ------------    ------------
  Dividends paid to stockholders:
     From net investment income......      (47,204,406)    (114,941,079)     (4,573,079)    (10,682,801)
                                        --------------   --------------    ------------    ------------
       Total dividends paid to
          stockholders...............      (47,204,406)    (114,941,079)     (4,573,079)    (10,682,801)
                                        --------------   --------------    ------------    ------------
  Capital Transactions:
     Proceeds from sale of shares....       54,524,281      134,185,923       9,069,976      21,157,500
     Shares issued to stockholders in
       reinvestment of dividends.....       18,040,727       45,714,895       1,181,230       3,035,344
     Cost of shares repurchased......     (350,688,705)    (325,770,605)    (50,235,738)    (31,140,110)
     Cost of in-kind shares
       repurchased...................               --               --              --              --
                                        --------------   --------------    ------------    ------------
       Change in net assets from
          capital transactions.......     (278,123,697)    (145,869,787)    (39,984,532)     (6,947,266)
                                        --------------   --------------    ------------    ------------
       Change in net assets..........     (330,292,114)    (160,484,229)    (43,801,814)     (9,501,275)
Net Assets:
  Beginning of period................    2,131,889,117    2,292,373,346     195,160,718     204,661,993
                                        --------------   --------------    ------------    ------------
  End of period......................   $1,801,597,003   $2,131,889,117    $151,358,904    $195,160,718
                                        ==============   ==============    ============    ============
Accumulated net investment
  income/(loss)......................   $    1,178,797   $      239,116    $     83,348    $     81,378

-------------------------------------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------


         SHORT U.S. GOVERNMENT FUND          INTERMEDIATE MORTGAGE FUND         U.S. GOVERNMENT MORTGAGE FUND
--------------------------------------------------------------------------------------------------------------
      SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
       APRIL 30, 2008      OCTOBER 31,     APRIL 30, 2008      OCTOBER 31,     APRIL 30, 2008      OCTOBER 31,
         (UNAUDITED)          2007           (UNAUDITED)          2007           (UNAUDITED)          2007
--------------------------------------------------------------------------------------------------------------



        $  2,979,559      $  7,352,578      $  5,047,123      $ 12,920,019      $  2,851,950      $  7,474,660

            (241,192)         (411,493)       (2,967,433)       (1,202,637)          761,566            93,396


              73,850            89,925       (12,942,818)       (3,543,311)         (955,049)         (716,600)
        ------------      ------------      ------------      ------------      ------------      ------------

           2,812,217         7,031,010       (10,863,128)        8,174,071         2,658,467         6,851,456
        ------------      ------------      ------------      ------------      ------------      ------------

          (2,954,664)       (7,315,008)       (4,983,256)      (12,733,365)       (2,802,398)       (7,300,729)
        ------------      ------------      ------------      ------------      ------------      ------------

          (2,954,664)       (7,315,008)       (4,983,256)      (12,733,365)       (2,802,398)       (7,300,729)
        ------------      ------------      ------------      ------------      ------------      ------------

          14,591,465         1,475,743               550           251,950            10,550           126,266

           1,926,417         4,473,716         1,331,020         3,989,540         1,488,199         4,140,857
         (25,012,249)      (35,188,675)      (36,074,252)      (28,712,317)      (47,000,133)      (36,836,284)
                  --                --        (8,178,923)               --                --                --
        ------------      ------------      ------------      ------------      ------------      ------------

          (8,494,367)      (29,239,216)      (42,921,605)      (24,470,827)      (45,501,384)      (32,569,161)
        ------------      ------------      ------------      ------------      ------------      ------------
          (8,636,814)      (29,523,214)      (58,767,989)      (29,030,121)      (45,645,315)      (33,018,434)

         132,726,666       162,249,880       230,076,306       259,106,427       131,069,795       164,088,229
        ------------      ------------      ------------      ------------      ------------      ------------
        $124,089,852      $132,726,666      $171,308,317      $230,076,306      $ 85,424,480      $131,069,795
        ============      ============      ============      ============      ============      ============

        $     25,840      $        945      $     72,566      $      8,699      $     27,212      $    (22,340)

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS



--------------------------------------------------------------------------------


                                                                LARGE CAP EQUITY FUND
                                                  ------------------------------------------------
                                                  SIX MONTHS ENDED  TEN MONTHS ENDED   YEAR ENDED
                                                   APRIL 30, 2008      OCTOBER 31,    DECEMBER 31,
                                                     (UNAUDITED)          2007            2006
--------------------------------------------------------------------------------------------------

Increase (decrease) in net assets:
  Operations:
     Net investment income......................     $   280,795      $    297,918    $     62,678
     Net realized gains from investment
       transactions.............................       2,447,944         5,389,677       6,951,631
     Change in unrealized
       appreciation/depreciation on
       investments..............................      (7,044,739)       (2,766,173)      2,267,874
                                                     -----------      ------------    ------------

       Change in net assets resulting from
          operations............................      (4,316,000)        2,921,422       9,282,183
                                                     -----------      ------------    ------------
  Dividends paid to stockholders:
     From net investment income.................        (521,418)         (285,078)       (108,133)
     From net realized gains....................      (5,389,673)               --      (6,909,248)
     Tax Return of Capital......................              --                --          (3,839)
                                                     -----------      ------------    ------------

       Total dividends paid to stockholders.....      (5,911,091)         (285,078)     (7,021,220)
                                                     -----------      ------------    ------------
  Capital Transactions:
     Proceeds from sale of shares...............         252,200         1,165,000         655,125
     Shares issued to stockholders in
       reinvestment of dividends................       3,489,896           164,526       3,393,465
     Cost of shares repurchased.................        (606,653)      (12,665,730)    (23,780,798)
                                                     -----------      ------------    ------------

       Change in net assets from capital
          transactions..........................       3,135,443       (11,336,204)    (19,732,208)
                                                     -----------      ------------    ------------
       Change in net assets.....................      (7,091,648)       (8,699,860)    (17,471,245)
Net Assets:
  Beginning of period...........................      57,460,887        66,160,747      83,631,992
                                                     -----------      ------------    ------------
  End of period.................................     $50,369,239      $ 57,460,887    $ 66,160,747
                                                     ===========      ============    ============

Accumulated net investment income/(loss)........     $     1,217      $    241,840    $         --

--------------------------------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS I SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------


                                      SIX MONTHS
                                         ENDED                            YEAR ENDED OCTOBER 31,
                                    APRIL 30, 2008     ------------------------------------------------------------
                                      (UNAUDITED)        2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
  period..........................     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                       --------        --------     --------     --------     --------     --------

Income from investment operations:

  Net investment income...........       0.0172          0.0512       0.0465       0.0264       0.0104       0.0096
  Net realized losses from
     investments..................           --              --(a)        --           --(a)        --           --
                                       --------        --------     --------     --------     --------     --------
       Total from investment
          operations..............       0.0172          0.0512       0.0465       0.0264       0.0104       0.0096
                                       --------        --------     --------     --------     --------     --------

Less distributions:

  Dividends paid to
     stockholders:................
     From net investment income...      (0.0172)        (0.0512)     (0.0465)     (0.0264)     (0.0104)     (0.0096)
                                       --------        --------     --------     --------     --------     --------
Net asset value, end of period....     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                       ========        ========     ========     ========     ========     ========
Total return......................        1.73%(b)        5.24%        4.76%        2.68%        1.04%        0.97%

Ratios/Supplemental data:

  Net assets, end of period (in
     000's).......................     $129,704        $131,720     $110,021     $ 81,311     $ 31,883     $ 40,737
  Ratio of expenses to average net
     assets.......................        0.15%(c)        0.14%        0.18%        0.17%        0.11%        0.18%
  Ratio of net investment income
     to average net assets........        3.38%(c)        5.12%        4.68%        2.84%        1.04%        0.96%
  Ratio of expenses to average net
     assets*......................        0.28%(c)        0.40%        0.43%        0.42%        0.41%        0.39%



--------------------------------------------------------------------------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Net realized losses per share were less than $0.00005.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS D SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------


                                      SIX MONTHS
                                         ENDED                            YEAR ENDED OCTOBER 31,
                                    APRIL 30, 2008     ------------------------------------------------------------
                                      (UNAUDITED)        2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
  period..........................     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                       --------        --------     --------     --------     --------     --------

Income from investment operations:

  Net investment income...........       0.0147          0.0462       0.0420       0.0219       0.0054       0.0046
  Net realized losses from
     investments..................           --              --(a)        --           --(a)        --           --
                                       --------        --------     --------     --------     --------     --------

       Total from investment
          operations..............       0.0147          0.0462       0.0420       0.0219       0.0054       0.0046
                                       --------        --------     --------     --------     --------     --------

Less distributions:

  Dividends paid to
     stockholders:................

     From net investment income...      (0.0147)        (0.0462)     (0.0420)     (0.0219)     (0.0054)     (0.0046)
                                       --------        --------     --------     --------     --------     --------
Net asset value, end of period....     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                       ========        ========     ========     ========     ========     ========
Total return......................        1.48%(b)        4.72%        4.29%        2.22%        0.54%        0.47%

Ratios/Supplemental data:

  Net assets, end of period (in
     000's).......................     $ 61,467        $ 58,157     $ 31,181     $ 38,622     $ 19,089     $ 23,525
  Ratio of expenses to average net
     assets.......................        0.64%(c)        0.64%        0.63%        0.63%        0.61%        0.67%
  Ratio of net investment income
     to average net assets........        3.09%(c)        4.60%        4.29%        2.23%        0.54%        0.45%
  Ratio of expenses to average net
     assets*......................        0.78%(c)        0.85%        0.88%        0.88%        0.86%        0.84%



--------------------------------------------------------------------------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Net realized losses per share were less than $0.00005.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------


                                   SIX MONTHS
                                      ENDED                                 YEAR ENDED OCTOBER 31,
                                 APRIL 30, 2008     ----------------------------------------------------------------------
                                   (UNAUDITED)         2007           2006           2005           2004           2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.......................    $     9.62       $     9.68     $     9.69     $     9.83     $     9.88     $     9.95
                                   ----------       ----------     ----------     ----------     ----------     ----------
Income from investment
  operations:
  Net investment income........        0.2318           0.5107         0.4216         0.2706         0.1824         0.1778
  Net realized and unrealized
     gains (losses) from
     investments...............       (0.2750)         (0.0686)        0.0041(a)     (0.0930)       (0.0070)       (0.0230)
                                   ----------       ----------     ----------     ----------     ----------     ----------
       Total from investment
          operations...........       (0.0432)          0.4421         0.4257         0.1776         0.1754         0.1548
                                   ----------       ----------     ----------     ----------     ----------     ----------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income..................       (0.2268)         (0.5021)       (0.4357)       (0.3176)       (0.2254)       (0.2248)
                                   ----------       ----------     ----------     ----------     ----------     ----------
Change in net asset value......         (0.27)           (0.06)         (0.01)         (0.14)         (0.05)         (0.07)
                                   ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of
  period.......................    $     9.35       $     9.62     $     9.68     $     9.69     $     9.83     $     9.88
                                   ==========       ==========     ==========     ==========     ==========     ==========
Total return...................        (0.48%)(b)        4.67%          4.49%          1.83%          1.79%          1.57%
Ratios/Supplemental data:
  Net assets, end of period (in
     000's)....................    $1,801,597       $2,131,889     $2,292,373     $2,674,298     $3,317,024     $4,596,939
  Ratio of expenses to average
     net assets................         0.47%(c)         0.46%          0.46%          0.46%          0.44%          0.44%
  Ratio of net investment
     income to average net
     assets....................         4.86%(c)         5.28%          4.35%          2.80%          1.92%          1.72%
  Ratio of expenses to average
     net assets*...............         0.77%(c)         0.76%          0.76%          0.76%          0.72%          0.71%
  Portfolio turnover rate......           23%              59%            83%            63%            50%           117%



--------------------------------------------------------------------------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------


                                     SIX MONTHS
                                        ENDED                            YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2008     ------------------------------------------------------------
                                     (UNAUDITED)        2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.........................     $   9.61        $   9.74     $   9.74     $   9.87     $   9.92     $   9.95
                                      --------        --------     --------     --------     --------     --------
Income from investment
  operations:
  Net investment income..........       0.2483          0.5137       0.4462       0.2909       0.1985       0.1601
  Net realized and unrealized
     gains (losses) from
     investments.................      (0.2212)        (0.1249)      0.0185      (0.0832)     (0.0217)      0.0242
                                      --------        --------     --------     --------     --------     --------
       Total from investment
          operations.............       0.0271          0.3888       0.4647       0.2077       0.1768       0.1843
                                      --------        --------     --------     --------     --------     --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..      (0.2471)        (0.5188)     (0.4647)     (0.3377)     (0.2268)     (0.2143)
                                      --------        --------     --------     --------     --------     --------
Change in net asset value........        (0.22)          (0.13)          --        (0.13)       (0.05)       (0.03)
                                      --------        --------     --------     --------     --------     --------
Net asset value, end of period...     $   9.39        $   9.61     $   9.74     $   9.74     $   9.87     $   9.92
                                      ========        ========     ========     ========     ========     ========
Total return.....................        0.26%(a)        4.07%        4.88%        2.14%        1.80%        1.87%
Ratios/Supplemental data:
  Net assets, end of period (in
     000's)......................     $151,359        $195,161     $204,662     $231,797     $291,349     $251,668
  Ratio of expenses to average
     net assets..................        0.49%(b)        0.48%        0.48%        0.49%        0.47%        0.47%
  Ratio of net investment income
     to average net assets.......        5.19%(b)        5.29%        4.57%        2.99%        2.00%        1.66%
  Ratio of expenses to average
     net assets*.................        0.79%(b)        0.78%        0.78%        0.79%        0.77%        0.77%
  Portfolio turnover rate........          22%             36%          89%          36%         118%         126%



--------------------------------------------------------------------------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------


                                     SIX MONTHS
                                        ENDED                            YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2008     ------------------------------------------------------------
                                     (UNAUDITED)        2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.........................     $  10.35        $  10.37     $  10.37     $  10.61     $  10.68     $  10.78
                                      --------        --------     --------     --------     --------     --------
Income from investment
  operations:
  Net investment income..........       0.2361          0.5222       0.4370       0.3421       0.2640       0.2738
  Net realized and unrealized
     gains (losses) from
     investments.................      (0.0320)        (0.0232)      0.0209      (0.2035)     (0.0415)     (0.0686)
                                      --------        --------     --------     --------     --------     --------
       Total from investment
          operations.............       0.2041          0.4990       0.4579       0.1386       0.2225       0.2052
                                      --------        --------     --------     --------     --------     --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..      (0.2341)        (0.5190)     (0.4579)     (0.3786)     (0.2925)     (0.3052)
                                      --------        --------     --------     --------     --------     --------
Change in net asset value........        (0.03)          (0.02)          --        (0.24)       (0.07)       (0.10)
                                      --------        --------     --------     --------     --------     --------
Net asset value, end of period...     $  10.32        $  10.35     $  10.37     $  10.37     $  10.61     $  10.68
                                      ========        ========     ========     ========     ========     ========
Total return.....................        1.97%(a)        4.93%        4.52%        1.33%        2.11%        1.92%
Ratios/Supplemental data:
  Net assets, end of period (in
     000's)......................     $124,090        $132,727     $162,250     $156,322     $153,252     $232,605
  Ratio of expenses to average
     net assets..................        0.47%(b)        0.48%        0.51%        0.50%        0.48%        0.47%
  Ratio of net investment income
     to average net assets.......        4.56%(b)        5.04%        4.22%        3.24%        2.50%        2.47%
  Portfolio turnover rate........          32%             42%          56%          95%         152%          72%



--------------------------------------------------------------------------------
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------


                                    SIX MONTHS
                                       ENDED                            YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2008     ------------------------------------------------------------
                                    (UNAUDITED)        2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period........................     $   9.12        $   9.29     $   9.28     $   9.57     $   9.62     $   9.79
                                     --------        --------     --------     --------     --------     --------
Income from investment
  operations:
  Net investment income.........       0.2301          0.4810       0.4306       0.3792       0.2892       0.2525
  Net realized and unrealized
     gains (losses) from
     investments................      (0.7333)        (0.1774)      0.0123      (0.2778)     (0.0233)     (0.1156)
                                     --------        --------     --------     --------     --------     --------
       Total from investment
          operations............      (0.5032)         0.3036       0.4429       0.1014       0.2659       0.1369
                                     --------        --------     --------     --------     --------     --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income...................      (0.2268)        (0.4736)     (0.4329)     (0.3914)     (0.3159)     (0.3069)
                                     --------        --------     --------     --------     --------     --------
Change in net asset value.......        (0.73)          (0.17)        0.01        (0.29)       (0.05)       (0.17)
                                     --------        --------     --------     --------     --------     --------
Net asset value, end of period..     $   8.39        $   9.12     $   9.29     $   9.28     $   9.57     $   9.62
                                     ========        ========     ========     ========     ========     ========
Total return....................       (5.61%)(a)       3.31%        4.90%        1.07%        2.81%        1.41%
Ratios/Supplemental data:
  Net assets, end of period (in
     000's).....................     $171,308        $230,076     $259,106     $277,961     $298,308     $347,858
  Ratio of expenses to average
     net assets.................        0.49%(b)        0.48%        0.48%        0.48%        0.47%        0.47%
  Ratio of net investment income
     to average net assets......        5.20%(b)        5.19%        4.65%        4.02%        3.02%        2.52%
  Ratio of expenses to average
     net assets*................        0.59%(b)        0.58%        0.58%        0.58%        0.57%        0.57%
  Portfolio turnover rate.......          12%             39%          56%          95%         148%          98%



--------------------------------------------------------------------------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------


                                     SIX MONTHS
                                        ENDED                            YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2008     ------------------------------------------------------------
                                     (UNAUDITED)        2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.........................     $  10.13        $  10.18     $  10.19     $  10.59     $  10.56     $  10.77
                                      --------        --------     --------     --------     --------     --------
Income from investment
  operations:
  Net investment income..........       0.2492          0.5287       0.5038       0.4855       0.3875       0.3689
  Net realized and unrealized
     gains (losses) on
     investments.................      (0.0549)        (0.0631)     (0.0053)     (0.3880)      0.0795      (0.1511)
                                      --------        --------     --------     --------     --------     --------
       Total from investment
          operations.............       0.1943          0.4656       0.4985       0.0975       0.4670       0.2178
                                      --------        --------     --------     --------     --------     --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..      (0.2443)        (0.5156)     (0.5085)     (0.4975)     (0.4370)     (0.4278)
                                      --------        --------     --------     --------     --------     --------
Change in net asset value........        (0.05)          (0.05)       (0.01)       (0.40)        0.03        (0.21)
                                      --------        --------     --------     --------     --------     --------
Net asset value, end of period...     $  10.08        $  10.13     $  10.18     $  10.19     $  10.59     $  10.56
                                      ========        ========     ========     ========     ========     ========
Total return.....................        1.90%(a)        4.69%        5.04%        0.92%        4.52%        2.04%
Ratios/Supplemental data:
  Net assets, end of period (in
     000's)......................     $ 85,424        $131,070     $164,088     $166,048     $166,868     $204,566
  Ratio of expenses to average
     net assets..................        0.51%(b)        0.49%        0.48%        0.48%        0.47%        0.47%
  Ratio of net investment income
     to average net assets.......        4.92%(b)        5.20%        4.98%        4.66%        3.70%        3.39%
  Portfolio turnover rate........          24%             39%         105%          71%         171%         102%



--------------------------------------------------------------------------------
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------


                                 SIX MONTHS        TEN MONTHS
                                    ENDED            ENDED                         YEAR ENDED DECEMBER 31,
                               APRIL 30, 2008     OCTOBER 31,     ---------------------------------------------------------
                                 (UNAUDITED)         2007*          2006        2005        2004        2003         2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.....................      $ 10.47          $ 10.01       $  9.77     $ 10.56     $ 10.61     $   9.09     $  11.16
                                   -------          -------       -------     -------     -------     --------     --------
Income from investment
  operations:
  Net investment income......         0.05             0.05          0.01        0.01        0.05         0.01         0.02
  Net realized and unrealized
     gains (losses) from
     investments.............        (0.81)            0.46          1.35       (0.29)       0.50         1.57        (1.83)
                                   -------          -------       -------     -------     -------     --------     --------
       Total from investment
          operations.........        (0.76)            0.51          1.36       (0.28)       0.55         1.58        (1.81)
                                   -------          -------       -------     -------     -------     --------     --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income................        (0.09)           (0.05)        (0.02)      (0.01)      (0.05)       (0.01)       (0.02)
     From net realized gains
       on investments........        (0.98)              --         (1.10)      (0.50)      (0.55)       (0.05)       (0.24)
     Return of capital.......           --               --            --(a)       --          --           --(a)        --
                                   -------          -------       -------     -------     -------     --------     --------
       Total distributions...        (1.07)           (0.05)        (1.12)      (0.51)      (0.60)       (0.06)       (0.26)
                                   -------          -------       -------     -------     -------     --------     --------
Change in net asset value....        (1.83)            0.46          0.24       (0.79)      (0.05)        1.52        (2.07)
                                   -------          -------       -------     -------     -------     --------     --------
Net asset value, end of
  period.....................      $  8.64          $ 10.47       $ 10.01     $  9.77     $ 10.56     $  10.61     $   9.09
                                   =======          =======       =======     =======     =======     ========     ========
Total return.................       (7.82%)(b)        5.11%(b)     13.83%      (2.70%)      5.16%       17.48%      (16.19%)
Ratios/Supplemental data:
  Net assets, end of period
     (000's).................      $50,369(c)       $57,461       $66,161     $83,632     $91,059     $107,923     $ 90,871
  Ratio of net expenses to
     average net assets......        0.91%(c)         1.18%(c)      1.68%       1.44%       1.20%        1.32%        1.23%
  Ratio of net investment
     income to average net
     assets..................        1.09%            0.60%(c)      0.09%       0.11%       0.46%        0.14%        0.20%
  Ratio of net expenses to
     average net assets**....        1.01%(c)         1.27%(c)         --          --          --           --           --
  Portfolio turnover rate....           7%              13%           10%         23%         14%          22%          17%



--------------------------------------------------------------------------------
  * In connection with the reorganization of the AMF Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund) into the Large Cap Equity Fund on January 8, 2007, the Net Asset Value (NAV) of the Predecessor Fund changed to $10.00 per share. Shareholders received the number of shares of Large Cap Equity Fund equal in value to the number of shares held in the Predecessor Fund. The amounts presented prior to this date have been restated to reflect the change in NAV during the reorganization.
 ** During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.
(a) Distributions per share were less than $0.005.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
Asset Management Fund (the "Trust") was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of April 30, 2008, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offer a single class of shares. The Money Market Fund is authorized to sell two classes of shares, Class I Shares and Class D Shares. Class I and Class D Shares of the Money Market Fund have the same rights and obligations except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

  The Funds' investments are valued at prices obtained from an independent pricing service approved by the Board of Trustees or, for certain securities, a fair value pricing methodology developed by the Adviser and approved by the Board of Trustees. Within the fair value pricing methodology developed by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issue or comparable companies; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security and differences in the assumptions used could result in a different

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


determination of fair value, and those differences could be material.

  Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by the Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized if the investments were sold at the time of pricing. There can be no assurance that the Fund could purchase or sell a portfolio investment at the fair value price used to calculate the Fund's NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

  While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing, particularly in a forced or distressed sale.

  Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

  Large Cap Equity Fund:

  Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which such quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.

Liquidity and Valuation of Certain Securities

  Recent instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities.

  Short U.S. Government Fund and U.S. Government Fund may invest up to twenty percent of their assets in non-agency structured securities backed by residential mortgages and the other Funds may invest without limit in such securities. The current market instability has made it more difficult to obtain market quotations on many of the Funds' portfolio securities. The value and related income of these securities are sensitive to changes in economic conditions, particularly changes in the housing market (e.g., housing prices, mortgage delinquencies and/or defaults). Deteriorating fundamentals in the U.S. housing market and heightened concerns about credit quality within the residential mortgage-backed securities market have adversely impacted the valuation of securities held by the Fund and resulted in increased volatility of the values of securities held by the Fund. Certain holdings of the Fund have also experienced material downgrades in their credit ratings by one or more of nationally recognized statistical rating organizations (Moody's, Standard & Poors, Fitch, etc.) as a result of these deteriorating housing fundamentals. Further deterioration in the housing industry could adversely impact the Fund's NAV, future performance and liquidity.

  Under current market conditions many of the Funds' portfolio securities may be deemed to be illiquid. Illiquid securities are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds' net asset values per share.

Redemption-In-Kind Policy

  Pursuant to the Agreement and Declaration of Trust, the Funds have reserved the right to effect in-kind redemptions when the Board of Trustees determines that is in the best interest of the Funds to do so. In light of current market conditions, the Funds announced their intention to exercise this right in February 2008. Pursuant to an 18f-1 election made by the Funds, it is the policy of the Funds to effect redemption requests in amount not to exceed $250,000 over a ninety day period in cash. Redemptions in excess of this amount may be effected in-kind.

New Accounting Pronouncement

  In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. At this time, the Funds do not believe the adoption of SFAS 157 will significantly impact the financial statements; however, additional disclosures may be required regarding the inputs used to develop the measurements and the effect these measurements had on the changes in assets for the period.

REPURCHASE AGREEMENTS

  Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

  Each Fund, except the Money Market Fund and the Large Cap Equity Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of April 30, 2008, the Funds did not own any when-issued or delayed-delivery securities.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS

  Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

  Large Cap Equity Fund:

  Dividends from net investment income are declared and paid quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

  Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

  No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  In June, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial reporting date which occurs during the fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Funds were required to implement FIN 48 in their net asset value per share calculations as of April 30, 2008. The adoption of FIN 48 had no impact to the financial statements.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B. Fees and transactions with affiliates were as follows:

  Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of Shay Financial Services, Inc (SFSI).

  As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is 0.15% of the first $500 million, 0.125% of the next $500 million, and 0.10% of such net assets in excess of $1 billion. Through March 1, 2008, the Adviser voluntarily waived its entire advisory fee. Effective March 1, 2008, the Adviser will voluntarily waive 0.10% of its advisory fee.

  The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of such net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2008.

  The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2008.

  The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of such net assets in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2008.

  The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

  The Adviser has agreed to reduce its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75%.

  SFSI serves the Trust as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of SFSI.

  As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: 0.15% of the first $500 million,

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of such combined net assets in excess of $2 billion. The fee is allocated between the two Funds based on their relative average net assets. The Distributor voluntarily waived a portion of its 12b-1 fee for the Class I Shares of the Money Market Fund so that the Fund paid 0.05% of average daily net assets for the six months ended April 30, 2008. The Money Market Fund distribution fee waiver amounted to $81,796 for Class I Shares for the six months ended April 30, 2008.

  The distribution fee rate for the Money Market Class D Shares is 0.60% of average daily net assets. The Distributor voluntarily waived a portion of the 12b-1 fees for the Class D Shares of the Money Market Fund so that the Fund paid 0.55% of average daily net assets from December 18, 2006, to April 30, 2008. Prior to December 18, 2006, the Distributor voluntarily waived a portion of its fee so that the Fund paid 0.50% of average daily net assets. The Money Market Fund Class D Shares distribution fee waiver amounted to $17,848 for the six months ended April 30, 2008.

  The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid 0.15% of average daily net assets for the six months ended April 30, 2008.

  The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of such net assets in excess of $1.5 billion.

  The distribution fee rate for the Large Cap Equity Fund is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Large Cap Equity Fund paid 0.15% of average daily net assets for the six months ended April 30, 2008.

  Citi Fund Services Ohio, Inc. ("Citi") (formerly known as BISYS Fund Services Ohio, Inc.), serves the Trust as administrator (the "Administrator"), fund accountant and transfer agent (the "Transfer Agent"). Citi is a wholly-owned subsidiary of Citi Investor Services, Inc. The fee rate for Citi's services for each of the Funds, computed separately, is as follows: 0.03% of the first $1 billion, 0.02% of the next $1 billion, and 0.01% of such net assets in excess of $2 billion, with a minimum annual fee of $393,200 for the Trust. Citi also receives an account based fee and other servicing expenses.

  Under a Compliance Services Agreement between the Funds' and Citi (the "CCO Agreement"), Citi makes an employee available to serve as the Funds' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $69,269 for the six months ended April 30, 2008, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

C. Transactions in shares of the Trust for the six months ended April 30, 2008, and the year ended October 31, 2007, were as follows, and for the six months ended April 30, 2008, and the ten months ended October 31, 2007, for the Large Cap Equity fund:



----------------------------------------------------------------------------------------------
                                                                     MONEY MARKET FUND
                                                            ----------------------------------
                                                            SIX MONTHS ENDED     YEAR ENDED
                                                             APRIL 30, 2008   OCTOBER 31, 2007
----------------------------------------------------------------------------------------------


                                                               (UNAUDITED)
Share transactions Class I:
  Sale of shares..........................................     488,076,890       697,711,159
  Shares issued to stockholders in reinvestment
     dividends............................................       2,130,169         5,311,340
  Shares repurchased......................................    (492,222,790)     (681,323,464)
                                                              ------------      ------------
  Net increase (decrease).................................      (2,015,731)       21,699,035
  Shares Outstanding
     Beginning of year....................................     131,731,364       110,032,329
                                                              ------------      ------------
     End of period........................................     129,715,633       131,731,364
                                                              ============      ============
Share transactions Class D:
  Sale of shares..........................................     268,387,599       515,475,480
  Shares issued to stockholders in reinvestment
     dividends............................................         919,895         1,436,058
  Shares repurchased......................................    (265,998,272)     (489,935,433)
                                                              ------------      ------------
  Net increase............................................       3,309,222        26,976,105
  Shares Outstanding
     Beginning of year....................................      58,157,834        31,181,729
                                                              ------------      ------------
     End of period........................................      61,467,056        58,157,834
                                                              ============      ============

----------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------
                                          ULTRA SHORT MORTGAGE FUND                  ULTRA SHORT FUND
                                     -------------------------------------------------------------------------
                                     SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                      APRIL 30, 2008    OCTOBER 31, 2007    APRIL 30, 2008    OCTOBER 31, 2007
--------------------------------------------------------------------------------------------------------------


                                        (UNAUDITED)                           (UNAUDITED)

Share transactions:
  Sale of shares...................       5,677,281         13,894,313           940,555          2,173,719
  Shares issued to stockholders in
     reinvestment dividends........       1,884,323          4,734,757           123,296            312,516
  Shares repurchased...............     (36,636,083)       (33,719,934)       (5,242,334)        (3,199,896)
                                        -----------        -----------        ----------         ----------
  Net decrease.....................     (29,074,479)       (15,090,864)       (4,178,483)          (713,661)
  Shares Outstanding
     Beginning of year.............     221,664,648        236,755,512        20,298,363         21,012,024
                                        -----------        -----------        ----------         ----------
     End of period.................     192,590,169        221,664,648        16,119,880         20,298,363
                                        ===========        ===========        ==========         ==========
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                          SHORT U.S. GOVERNMENT FUND            INTERMEDIATE MORTGAGE FUND
                                     -------------------------------------------------------------------------
                                     SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                      APRIL 30, 2008    OCTOBER 31, 2007    APRIL 30, 2008    OCTOBER 31, 2007
--------------------------------------------------------------------------------------------------------------


                                        (UNAUDITED)                           (UNAUDITED)

Share transactions:
  Sale of shares...................      1,408,588            142,766                 66             27,209
  Shares issued to stockholders in
     reinvestment dividends........        184,680            432,501            150,005            430,733
  Shares repurchased...............     (2,396,252)        (3,405,494)        (4,955,833)        (3,114,348)
                                        ----------         ----------         ----------         ----------
  Net decrease.....................       (802,984)        (2,830,227)        (4,805,762)        (2,656,406)
  Shares Outstanding
     Beginning of year.............     12,822,122         15,652,349         25,230,785         27,887,191
                                        ----------         ----------         ----------         ----------
     End of period.................     12,019,138         12,822,122         20,425,023         25,230,785
                                        ==========         ==========         ==========         ==========
--------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------
                                        U.S. GOVERNMENT MORTGAGE FUND             LARGE CAP EQUITY FUND
                                     -------------------------------------------------------------------------
                                     SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                      APRIL 30, 2008    OCTOBER 31, 2007    APRIL 30, 2008    OCTOBER 31, 2007
--------------------------------------------------------------------------------------------------------------


                                        (UNAUDITED)                           (UNAUDITED)

Share transactions:
  Sale of shares...................          1,029             12,377             27,493          6,272,726
  Shares issued to stockholders in
     reinvestment dividends........        145,113            407,848            379,571             16,232
  Shares repurchased...............     (4,603,392)        (3,606,094)           (65,726)        (1,254,220)
                                        ----------         ----------          ---------         ----------
  Net increase (decrease)..........     (4,457,250)        (3,185,869)           341,338          5,034,738
  Shares Outstanding
     Beginning of year.............     12,933,086         16,118,955          5,487,347            452,609
                                        ----------         ----------          ---------         ----------
     End of period.................      8,475,836         12,933,086          5,828,685          5,487,347
                                        ==========         ==========          =========         ==========
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

D. At April 30, 2008, Net Assets consisted of the following:


-----------------------------------------------------------------------------------------------------------------------------
                                                ULTRA                        SHORT                       U.S.        LARGE
                                 MONEY          SHORT          ULTRA         U.S.      INTERMEDIATE   GOVERNMENT      CAP
                                MARKET        MORTGAGE         SHORT      GOVERNMENT     MORTGAGE      MORTGAGE      EQUITY
                                 FUND           FUND           FUND          FUND          FUND          FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------

Capital....................  $191,367,331  $1,960,070,319  $164,928,623  $129,713,413  $205,136,913  $95,592,404  $37,874,436

Undistributed net
  investment income........            --       1,178,797        83,348        25,840        72,566       27,212        1,217

Accumulated net realized
  gain/(loss)..............      (196,593)   (102,089,875)  (12,463,885)   (5,473,017)  (16,283,806)  (9,285,227)   2,447,948

Net unrealized
  appreciation/(deprecia-
  tion) of investments.....            --     (57,562,238)   (1,189,182)     (176,384)  (17,617,356)    (909,909)  10,045,638
                             ------------  --------------  ------------  ------------  ------------  -----------  -----------

Net Assets.................  $191,170,738  $1,801,597,003  $151,358,904  $124,089,852  $171,308,317  $85,424,480  $50,369,239
                             ============  ==============  ============  ============  ============  ===========  ===========

-----------------------------------------------------------------------------------------------------------------------------


E. At April 30, 2008, liabilities for the Funds included:


-------------------------------------------------------------------------------------------------------------------
                                                   ULTRA                 SHORT                     U.S.      LARGE
                                        MONEY      SHORT      ULTRA      U.S.     INTERMEDIATE  GOVERNMENT    CAP
                                        MARKET   MORTGAGE     SHORT   GOVERNMENT    MORTGAGE     MORTGAGE    EQUITY
                                         FUND      FUND       FUND       FUND         FUND         FUND       FUND
-------------------------------------------------------------------------------------------------------------------

Investment advisory fee payable......  $ 9,222  $  382,819  $ 31,933   $ 24,750     $ 35,250     $ 17,945   $28,204

Administration fee payable...........    1,108       3,828       867        709          980          487        --

Distribution fee payable.............   18,605     229,694    19,160     14,850       21,150       10,767     6,245

Fund accounting fee payable..........       --       9,414     1,729      1,609        2,546        2,281       545

Transfer agent fee payable...........    5,050      19,534     2,003      1,207          929          778    13,518

Chief Compliance Officer payable.....      636      15,620     1,459        865        1,678        1,180    12,083

Distributions payable................   56,209   4,293,159   464,001    127,275      632,672      197,336        --

Capital shares redeemed payable......       --      18,487    29,515         --           --           --        --

Other liabilities....................   26,236     187,078    19,051     13,329       32,852       25,740     6,644

-------------------------------------------------------------------------------------------------------------------


F. For the period ended April 30, 2008, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:


-------------------------------------------------------------------------------------------------------------------
                                          ULTRA                     SHORT                       U.S.        LARGE
                                          SHORT        ULTRA         U.S.     INTERMEDIATE   GOVERNMENT      CAP
                                        MORTGAGE       SHORT      GOVERNMENT    MORTGAGE      MORTGAGE     EQUITY
                                          FUND          FUND         FUND         FUND          FUND        FUND
-------------------------------------------------------------------------------------------------------------------

Purchases...........................  $429,633,409  $36,010,355  $34,399,996   $23,661,551  $25,775,457  $3,342,306

Sales...............................   599,445,491   59,904,588   38,742,730    70,715,476   66,743,372   5,887,740

-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

  For the period ended April 30, 2008, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:


--------------------------------------------------------------------------------------------------------------
                                                 ULTRA                     SHORT                       U.S.
                                                 SHORT        ULTRA         U.S.     INTERMEDIATE   GOVERNMENT
                                               MORTGAGE       SHORT      GOVERNMENT    MORTGAGE      MORTGAGE
                                                 FUND          FUND         FUND         FUND          FUND
--------------------------------------------------------------------------------------------------------------

Purchases..................................  $ 30,157,031  $        --  $34,399,996   $23,590,702  $25,775,457

Sales......................................   467,071,551   51,261,722   38,038,506     8,471,249   61,403,815

--------------------------------------------------------------------------------------------------------------


G. During November 2005, the staff of the Financial Accounting Standards Board issued their FASB Staff Position (FSB) Nos. FAS 115-1 and FAS 124-1 position titled "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." Although the FSP is not expected to have an impact on the Funds' financial statements, the guidance could affect the Funds' shareholders financial reposting of their investments in the Funds (other than the Money Market Fund). It is unclear at this time how this guidance may impact investor decisions surrounding the purchase or retention of investments in these Funds.

H. FEDERAL INCOME TAX INFORMATION:

  The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2007, and 2006 were as follows:


----------------------------------------------------------------------------------------------------------------
                                                 DISTRIBUTIONS PAID FROM    TOTAL TAXABLE    TOTAL DISTRIBUTIONS
2007                                                 ORDINARY INCOME        DISTRIBUTIONS           PAID*
----------------------------------------------------------------------------------------------------------------

Money Market Fund.............................         $  9,104,277          $  9,104,277        $  9,104,277
Ultra Short Mortgage Fund.....................          115,492,750           115,492,750         115,492,750
Ultra Short Fund..............................           10,705,581            10,705,581          10,705,581
Short U.S. Government Fund....................            7,425,876             7,425,876           7,425,876
Intermediate Mortgage Fund....................           12,846,052            12,846,052          12,846,052
U.S. Government Mortgage Fund.................            7,469,556             7,469,556           7,469,556

----------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
                                                 DISTRIBUTIONS PAID FROM    TOTAL TAXABLE    TOTAL DISTRIBUTIONS
2006                                                 ORDINARY INCOME        DISTRIBUTIONS           PAID*
----------------------------------------------------------------------------------------------------------------

Money Market Fund.............................         $  5,237,006          $  5,237,006        $  5,237,006
Ultra Short Mortgage Fund.....................          108,442,120           108,442,120         108,442,120
Ultra Short Fund..............................           10,338,059            10,338,059          10,338,059
Short U.S. Government Fund....................            6,766,172             6,766,172           6,766,172
Intermediate Mortgage Fund....................           12,367,938            12,367,938          12,367,938
U.S. Government Mortgage Fund.................            8,247,024             8,247,024           8,247,024
----------------------------------------------------------------------------------------------------------------


* Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

  The tax characteristics of distributions paid to shareholders during the periods ended October 31, 2007, and December 31, 2006, for the Large Cap Equity Fund were as follows:


-----------------------------------------------------------------------------------------------------------------------------
                                  DISTRIBUTIONS PAID FROM     NET LONG     TOTAL TAXABLE    TAX RETURN    TOTAL DISTRIBUTIONS
2007                                  ORDINARY INCOME        TERM GAINS    DISTRIBUTIONS    OF CAPITAL            PAID
-----------------------------------------------------------------------------------------------------------------------------

Large Cap Equity Fund..........           $285,078               $--          $285,078          $--             $285,078

-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
                                  DISTRIBUTIONS PAID FROM     NET LONG     TOTAL TAXABLE    TAX RETURN    TOTAL DISTRIBUTIONS
2006                                  ORDINARY INCOME        TERM GAINS    DISTRIBUTIONS    OF CAPITAL            PAID
-----------------------------------------------------------------------------------------------------------------------------

Large Cap Equity Fund..........           $928,638           $6,088,743      $7,017,381       $3,839           $7,021,220
-----------------------------------------------------------------------------------------------------------------------------


  At April 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:



----------------------------------------------------------------------------------------------------------
                                                                                            NET UNREALIZED
                                                            TAX UNREALIZED  TAX UNREALIZED   APPRECIATION/
                                               TAX COST      APPRECIATION    DEPRECIATION   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------

Money Market Fund.........................  $  191,183,251    $        --    $         --    $         --

Ultra Short Mortgage Fund.................   1,856,818,865      8,237,329     (65,799,567)    (57,562,238)

Ultra Short Fund..........................     152,150,732        914,814      (2,103,996)     (1,189,182)

Short U.S. Government Fund................     123,552,481        695,881        (872,265)       (176,384)

Intermediate Mortgage Fund................     188,872,606        966,877     (18,584,233)    (17,617,356)

U.S. Government Mortgage Fund.............      86,250,098        453,943      (1,363,852)       (909,909)

Large Cap Equity Fund.....................      40,200,302     13,149,861      (3,104,223)     10,045,638

----------------------------------------------------------------------------------------------------------


  As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:


-----------------------------------------------------------------------------------------------------------------------------------
                                      UNDISTRIBUTED
                       UNDISTRIBUTED    LONG TERM                                  ACCUMULATED     UNREALIZED           TOTAL
                          ORDINARY       CAPITAL     ACCUMULATED  DISTRIBUTIONS    CAPITAL AND    APPRECIATION/      ACCUMULATED
                           INCOME         GAINS        EARNINGS      PAYABLE     OTHER LOSSES**  (DEPRECIATION)  EARNINGS (DEFICIT)
-----------------------------------------------------------------------------------------------------------------------------------

Money Market Fund....    $  753,694     $       --    $  753,694   $  (753,694)   $   (196,593)    $        --      $    (196,593)
Ultra Short Mortgage
  Fund...............     9,579,993             --     9,579,993    (9,340,877)    (97,782,423)     (8,761,592)      (106,304,899)
Ultra Short Fund.....       981,691             --       981,691      (900,313)     (9,227,289)       (606,526)        (9,752,437)
Short U.S. Government
  Fund...............       548,665             --       548,665      (547,720)     (5,231,825)       (250,234)        (5,481,114)
Intermediate Mortgage
  Fund...............       981,593             --       981,593      (972,894)    (13,316,373)     (4,674,538)       (17,982,212)
U.S. Government
  Mortgage Fund......       502,183             --       502,183      (524,523)    (10,046,793)         45,140        (10,023,993)
Large Cap Equity
  Fund...............       241,840      5,389,677     5,631,517            --              --      17,090,377         22,721,894

-----------------------------------------------------------------------------------------------------------------------------------


** For federal income tax purposes at October 31, 2007, the following Funds had capital loss carry-forwards. All losses are available to offset future realized capital gains, if any.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

  At October 31, 2007, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:


----------------------------------------------------------------------------------------------------
FUND                                                   AMOUNT      EXPIRES       AMOUNT      EXPIRES
----------------------------------------------------------------------------------------------------

Money Market Fund................................   $    14,744      2008     $       407      2013
Money Market Fund................................       181,035      2011             407      2015
Ultra Short Mortgage Fund........................     1,824,665      2008      19,172,685      2013
Ultra Short Mortgage Fund........................     2,995,058      2010      13,969,341      2014
Ultra Short Mortgage Fund........................    33,378,700      2011       1,808,482      2015
Ultra Short Mortgage Fund........................    24,633,492      2012
Ultra Short Fund.................................     1,342,312      2010       1,507,357      2013
Ultra Short Fund.................................     1,849,300      2011       1,784,218      2014
Ultra Short Fund.................................     1,616,100      2012       1,128,002      2015
Short U.S. Government Fund.......................     1,193,651      2008       1,805,629      2013
Short U.S. Government Fund.......................       236,551      2011         880,563      2014
Short U.S. Government Fund.......................       757,854      2012         357,577      2015
Intermediate Mortgage Fund.......................     2,029,049      2008       1,821,864      2013
Intermediate Mortgage Fund.......................       312,894      2010       2,863,116      2014
Intermediate Mortgage Fund.......................     3,013,622      2011       1,013,863      2015
Intermediate Mortgage Fund.......................     2,261,965      2012
U.S. Government Mortgage Fund....................     2,276,740      2008       2,721,813      2012
U.S. Government Mortgage Fund....................       181,530      2010       3,057,928      2014
U.S. Government Mortgage Fund....................     1,808,782      2011

----------------------------------------------------------------------------------------------------


  Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses"). To the extent these difference are permanent, adjustments are made to the appropriate equity accounts in the period that these differences arise.

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

A. SECURITY ALLOCATION:

MONEY MARKET FUND



---------------------------------------------------------------------------------------
                                                                          PERCENTAGE OF
SECURITY ALLOCATION                                                         NET ASSETS
---------------------------------------------------------------------------------------

Repurchase Agreements..................................................        73.9%

Government Bonds.......................................................        20.9%

Certificates of Deposit................................................         5.2%
                                                                              -----
Total..................................................................       100.0%
                                                                              =====

---------------------------------------------------------------------------------------


ULTRA SHORT MORTGAGE FUND



---------------------------------------------------------------------------------------
                                                                          PERCENTAGE OF
SECURITY ALLOCATION                                                         NET ASSETS
---------------------------------------------------------------------------------------

Adjustable Rate Mortgage-Related Securities............................        73.8%

Fixed Rate Mortgage-Related Securities.................................        21.0%

Repurchase Agreements..................................................         5.1%
                                                                               ----
Total..................................................................        99.9%
                                                                               ====

---------------------------------------------------------------------------------------


ULTRA SHORT FUND



---------------------------------------------------------------------------------------
                                                                          PERCENTAGE OF
SECURITY ALLOCATION                                                         NET ASSETS
---------------------------------------------------------------------------------------

Adjustable Rate Mortgage-Related Securities............................        85.3%

Fixed Rate Mortgage-Related Securities.................................        12.2%

Repurchase Agreements..................................................         2.2%
                                                                               ----
Total..................................................................        99.7%
                                                                               ====

---------------------------------------------------------------------------------------


SHORT U.S. GOVERNMENT FUND



---------------------------------------------------------------------------------------
                                                                          PERCENTAGE OF
SECURITY ALLOCATION                                                         NET ASSETS
---------------------------------------------------------------------------------------

Adjustable Rate Mortgage-Related Securities............................        32.0%

Fixed Rate Mortgage-Related Securities.................................        37.1%

Repurchase Agreements..................................................        17.8%

U.S. Treasury Obligations..............................................        12.5%
                                                                               ----
Total..................................................................        99.4%
                                                                               ====

---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

INTERMEDIATE MORTGAGE FUND



---------------------------------------------------------------------------------------
                                                                          PERCENTAGE OF
SECURITY ALLOCATION                                                         NET ASSETS
---------------------------------------------------------------------------------------

Adjustable Rate Mortgage-Related Securities............................        52.7%

Fixed Rate Mortgage-Related Securities.................................        41.5%

Repurchase Agreements..................................................         4.1%

U.S. Treasury Obligations..............................................         1.7%
                                                                              -----
Total..................................................................       100.0%
                                                                              =====

---------------------------------------------------------------------------------------


U.S. GOVERNMENT MORTGAGE FUND



---------------------------------------------------------------------------------------
                                                                          PERCENTAGE OF
SECURITY ALLOCATION                                                         NET ASSETS
---------------------------------------------------------------------------------------

Fixed Rate Mortgage-Related Securities.................................        66.6%

Adjustable Rate Mortgage-Related Securities............................        31.0%

Repurchase Agreements..................................................         2.3%
                                                                               ----
Total..................................................................        99.9%
                                                                               ====

---------------------------------------------------------------------------------------


LARGE CAP EQUITY FUND



---------------------------------------------------------------------------------------
                                                                          PERCENTAGE OF
SECURITY ALLOCATION                                                         NET ASSETS
---------------------------------------------------------------------------------------

Common Stocks..........................................................        94.9%

Cash Equivalents.......................................................         4.9%
                                                                               ----
Total..................................................................        99.8%
                                                                               ====

---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

B. EXPENSE COMPARISON:

As a shareholder of the Asset Management Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution fees (12b-1 fees); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Asset Management Fund and to compare these costs with the ongoing costs of investing in other mutual funds.


  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expense Paid During Period" to estimate the expenses you paid on your account during this period.



---------------------------------------------------------------------------------------------------------------------
                                              BEGINNING      ENDING ACCOUNT       EXPENSE PAID        EXPENSE RATIO
                                            ACCOUNT VALUE         VALUE          DURING PERIOD*      DURING PERIOD**
                                               11/1/07           4/30/08       11/1/07 - 4/30/08    11/1/07 - 4/30/08
---------------------------------------------------------------------------------------------------------------------

Money Market Fund.............   Class I      $1,000.00         $1,017.30            $0.75                 0.15%

                                 Class D       1,000.00          1,014.80             3.21                 0.64%

Ultra Short Mortgage Fund.....                 1,000.00            995.20             2.33                 0.47%

Ultra Short Fund..............                 1,000.00          1,002.60             2.44                 0.49%

Short U.S. Government Fund....                 1,000.00          1,019.70             2.36                 0.47%

Intermediate Mortgage Fund....                 1,000.00            943.90             2.37                 0.49%

U.S. Government Mortgage
  Fund........................                 1,000.00          1,019.00             2.56                 0.51%

Large Cap Equity Fund.........                 1,000.00            921.80             4.35                 0.91%

---------------------------------------------------------------------------------------------------------------------


 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Asset Management Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



---------------------------------------------------------------------------------------------------------------------
                                              BEGINNING      ENDING ACCOUNT       EXPENSE PAID        EXPENSE RATIO
                                            ACCOUNT VALUE         VALUE          DURING PERIOD*      DURING PERIOD**
                                               11/1/07           4/30/08       11/1/07 - 4/30/08    11/1/07 - 4/30/08
---------------------------------------------------------------------------------------------------------------------

Money Market Fund.............   Class I      $1,000.00         $1,024.12            $0.75                 0.15%

                                 Class D       1,000.00          1,021.68             3.22                 0.64%

Ultra Short Mortgage Fund.....                 1,000.00          1,022.53             2.36                 0.47%

Ultra Short Fund..............                 1,000.00          1,022.43             2.46                 0.49%

Short U.S. Government Fund....                 1,000.00          1,022.53             2.36                 0.47%

Intermediate Mortgage Fund....                 1,000.00          1,022.43             2.46                 0.49%

U.S. Government Mortgage
  Fund........................                 1,000.00          1,022.33             2.56                 0.51%

Large Cap Equity Fund.........                 1,000.00          1,020.34             4.57                 0.91%

---------------------------------------------------------------------------------------------------------------------


 * Expenses are equal to the average account value times the Fund's annualized expense ratio muiltiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

C. OTHER INFORMATION:

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  A complete schedules of each Fund's portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission of Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

  The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-527-3713.

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

NOT APPLICABLE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS DAVID F. HOLLAND, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

6(a) NOT APPLICABLE.
6(b) NOT APPLICABLE.
 (b)(1) NOT APPLICABLE.
 (b)(2) NOT APPLICABLE.
 (b)(3) NOT APPLICABLE.
 (b)(4) NOT APPLICABLE.
 (b)(5) NOT APPLICABLE.
 (b)(6) NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.


(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


ITEM 12. EXHIBITS.

(a)(1) NOT APPLICABLE.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Asset Management Fund
             ------------------------------

By (Signature and Title)      /s/ Aaron Masek
                         --------------------------------
                            Aaron Masek, Treasurer

Date July 9, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Aaron Masek
                         --------------------------------
                           Aaron Masek, Treasurer

Date July 9, 2008

By (Signature and Title)     /s/ Rodger D. Shay, Jr.
                         --------------------------------
                           Rodger D. Shay, Jr., President

Date July 3, 2008